November 26, 2014

DREYFUS GLOBAL INFRASTRUCTURE FUND

Supplement to Prospectus dated November 26, 2014

Fund shares are not currently being offered.

November 26, 2014

DREYFUS PREMIER INVESTMENT FUNDS, INC.
Dreyfus Global Infrastructure Fund

Supplement to Statement of Additional Information dated November 26, 2014

Shares of Dreyfus Global Infrastructure Fund are not currently being offered.